INVESTMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Investments	Investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2022	$3,267	$382	$893	$—	$52	$4,594
Equity pick-up from equity investees	86	124	47	—	1	258
Dividends received from equity investees	(694)	(124)	(50)	—	(1)	(869)
At December 31, 2022	$2,659	$382	$890	$—	$52	$3,983
Investment in equity accounting method investment[1]	—	—	—	703	—	703
Equity pick-up (loss) from equity investees	145	102	(16)	—	1	232
Dividends received from equity investees	(180)	(93)	—	—	—	(273)
Non-cash dividends received from equity investees[2]	(505)	—	—	—	—	(505)
Shareholder loan repayment	—	—	—	—	(7)	(7)
At December 31, 2023	$2,119	$391	$874	$703	$46	$4,133
[1] Refer to note 4.
[2] Non-cash dividend distributed as JV receivable. Refer to note 18 and note 22.

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2023	2022	2023	2022	2023	2022
Revenue	$1,488	$1,328	$492	$539	$720	$781
Cost of sales (excluding depreciation)	593	528	167	170	545	463
Depreciation	322	390	48	49	162	147
Finance expense (income)	14	—	1	—	11	1
Other expense (income)	90	104	1	4	6	32
Income before income taxes	$469	$306	$275	$316	($4)	$138
Income tax expense	(154)	(121)	(71)	(67)	(29)	(44)
Net income	$315	$185	$204	$249	($33)	$94
Total comprehensive income	$315	$185	$204	$249	($33)	$94
Net income (net of non-controlling interests)	$290	$172	$204	$249	($33)	$94

Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar		Porgera[2]
For the years ended December 31	2023	2022	2023	2022	2023	2022	2023
Cash and equivalents	$123	$92	$97	$77	$38	$72	$1
Other current assets[1]	225	194	143	151	571	559	182
Total current assets	$348	$286	$240	$228	$609	$631	$183
Non-current assets	3,896	3,905	402	405	2,014	2,013	2,837
Total assets	$4,244	$4,191	$642	$633	$2,623	$2,644	$3,020
Current financial liabilities (excluding trade, other payables & provisions)	$307	$13	$2	$9	$86	$90	$14
Other current liabilities	149	126	90	95	121	125	29
Total current liabilities	$456	$139	$92	$104	$207	$215	$43
Non-current financial liabilities (excluding trade, other payables & provisions)	771	51	4	4	50	87	7
Other non-current liabilities	820	785	9	6	599	542	733
Total non-current liabilities	$1,591	$836	$13	$10	$649	$629	$740
Total liabilities	$2,047	$975	$105	$114	$856	$844	$783
Net assets	$2,197	$3,216	$537	$519	$1,767	$1,800	$2,237
Net assets (net of non-controlling interests)	$2,015	$3,095	$537	$519	$1,767	$1,800	$2,237
[1]Zaldívar other current assets include inventory of $448 million (2022: $443 million).
[2]Refer to note 4.
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar	Porgera[1]
Opening net assets (net of non-controlling interests)	$3,095	$519	$1,800	$—
Investment in equity accounting method investment	—	—	—	2,237
Income for the period (net of non-controlling interests)	290	204	(33)	—
Dividends received from equity investees	(360)	(186)	—	—
Non-cash dividends received from equity investees	(1,010)	—	—
Closing net assets (net of non-controlling interests), December 31	$2,015	$537	$1,767	$2,237
Barrick's share of net assets	1,008	268	884	703
Equity earnings adjustment	—	—	(10)	—
Goodwill recognition	1,111	123	—	—
Carrying value	$2,119	$391	$874	$703
[1]Refer to note 4.